Expense Example - Strategic Bond Fund - Strategic Bond Fund	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859